Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2024
Land use rights, net
Schedule of Land use rights and related accumulated amortization

	As of December 31,
	2023	2024
	RMB	RMB
Land use right	58,813	70,246
Less: accumulated amortization	(7,058)	(8,414)
Total land use rights, net	51,755	61,832